Leases - Movement in lease liabilities (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Leases
Beginning balance	£ 8,880	£ 3,279	£ 4,430
Cash flows	(806)	(627)	(1,515)
Additions	143	6,084	300
Accretion expense	348	144	64
Ending balance	£ 8,565	£ 8,880	£ 3,279